Columbia U.S. Treasury Index Fund
First Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

U.S. Treasury Obligations 99.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2025	2.000%	2,913,000	2,834,144
08/15/2025	3.125%	4,667,000	4,593,349
08/31/2025	0.250%	3,863,000	3,682,827
08/31/2025	2.750%	2,414,000	2,363,928
08/31/2025	5.000%	4,604,000	4,616,229
09/15/2025	3.500%	4,686,000	4,627,059
09/30/2025	0.250%	927,000	881,121
09/30/2025	3.000%	2,420,000	2,374,909
09/30/2025	5.000%	5,051,000	5,069,744
10/15/2025	4.250%	4,515,000	4,496,305
10/31/2025	0.250%	2,043,000	1,935,902
10/31/2025	3.000%	3,471,000	3,403,614
10/31/2025	5.000%	3,135,000	3,149,450
11/15/2025	2.250%	3,699,000	3,592,220
11/15/2025	4.500%	3,964,000	3,959,819
11/30/2025	0.375%	4,636,000	4,387,902
11/30/2025	2.875%	3,042,000	2,975,575
11/30/2025	4.875%	5,581,000	5,602,801
12/15/2025	4.000%	2,506,000	2,488,380
12/31/2025	0.375%	5,876,000	5,545,245
12/31/2025	2.625%	2,738,000	2,667,304
12/31/2025	4.250%	5,308,000	5,288,924
01/15/2026	3.875%	1,866,000	1,849,527
01/31/2026	0.375%	3,039,000	2,859,509
01/31/2026	2.625%	2,446,000	2,380,741
01/31/2026	4.250%	5,251,000	5,234,386
02/15/2026	1.625%	3,012,000	2,886,578
02/15/2026	4.000%	4,164,000	4,135,698
02/15/2026	6.000%	485,000	496,140
02/28/2026	0.500%	4,124,000	3,877,688
02/28/2026	2.500%	3,002,000	2,913,347
02/28/2026	4.625%	5,201,000	5,215,222
03/15/2026	4.625%	2,197,000	2,204,209
03/31/2026	0.750%	5,353,000	5,042,066
03/31/2026	2.250%	2,475,000	2,390,212
03/31/2026	4.500%	3,547,000	3,552,542
04/15/2026	3.750%	1,951,000	1,930,880
04/30/2026	0.750%	4,287,000	4,028,775
04/30/2026	2.375%	2,036,000	1,968,080
04/30/2026	4.875%	5,361,000	5,406,443
05/15/2026	1.625%	4,562,000	4,349,582
05/15/2026	3.625%	3,393,000	3,350,985
05/31/2026	0.750%	5,211,000	4,885,109
05/31/2026	2.125%	2,186,000	2,101,890
05/31/2026	4.875%	7,127,000	7,194,094
06/15/2026	4.125%	3,692,000	3,679,309
06/30/2026	0.875%	4,848,000	4,546,894
06/30/2026	1.875%	2,504,000	2,393,668
07/15/2026	4.500%	4,201,000	4,217,738
07/31/2026	0.625%	2,266,000	2,109,239
07/31/2026	1.875%	2,172,000	2,073,072
08/15/2026	1.500%	4,527,000	4,285,442
08/15/2026	4.375%	4,258,000	4,266,649
08/31/2026	0.750%	1,956,000	1,820,914
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/31/2026	1.375%	2,513,000	2,369,680
09/15/2026	4.625%	3,649,000	3,676,938
09/30/2026	0.875%	2,034,000	1,895,116
09/30/2026	1.625%	1,209,000	1,144,489
10/15/2026	4.625%	4,534,000	4,572,256
10/31/2026	1.125%	1,932,000	1,805,363
10/31/2026	1.625%	2,647,000	2,501,622
11/15/2026	2.000%	4,040,000	3,849,994
11/15/2026	4.625%	3,335,000	3,366,266
11/30/2026	1.250%	3,072,000	2,873,760
11/30/2026	1.625%	2,088,000	1,969,898
12/15/2026	4.375%	1,748,000	1,755,648
12/31/2026	1.250%	2,571,000	2,401,876
12/31/2026	1.750%	839,000	792,986
01/15/2027	4.000%	2,105,000	2,096,942
01/31/2027	1.500%	4,277,000	4,011,358
02/15/2027	2.250%	3,291,000	3,143,162
02/15/2027	4.125%	2,054,000	2,052,716
02/28/2027	1.125%	1,187,000	1,100,572
02/28/2027	1.875%	2,113,000	1,997,445
03/15/2027	4.250%	1,675,000	1,680,627
03/31/2027	0.625%	2,295,000	2,094,905
03/31/2027	2.500%	2,451,000	2,353,917
04/15/2027	4.500%	2,895,000	2,923,271
04/30/2027	0.500%	1,439,000	1,305,893
04/30/2027	2.750%	3,771,000	3,639,310
05/15/2027	2.375%	3,046,000	2,908,216
05/15/2027	4.500%	4,163,000	4,206,256
05/31/2027	0.500%	2,192,000	1,983,760
05/31/2027	2.625%	2,233,000	2,146,297
06/15/2027	4.625%	320,000	324,850
06/30/2027	0.500%	1,246,000	1,124,807
06/30/2027	3.250%	2,037,000	1,992,122
07/31/2027	0.375%	1,974,000	1,770,277
07/31/2027	2.750%	3,651,000	3,516,084
08/15/2027	2.250%	3,959,000	3,754,555
08/31/2027	0.500%	3,084,000	2,768,854
08/31/2027	3.125%	3,767,000	3,666,056
09/30/2027	0.375%	5,260,000	4,692,084
09/30/2027	4.125%	4,610,000	4,622,245
10/31/2027	0.500%	5,033,000	4,495,885
10/31/2027	4.125%	4,494,000	4,505,586
11/15/2027	2.250%	5,016,000	4,740,904
11/30/2027	0.625%	5,564,000	4,978,041
11/30/2027	3.875%	2,394,000	2,382,404
12/31/2027	0.625%	5,807,000	5,183,201
12/31/2027	3.875%	4,757,000	4,735,445
01/31/2028	0.750%	5,372,000	4,805,002
01/31/2028	3.500%	4,885,000	4,803,329
02/15/2028	2.750%	4,025,000	3,856,453
02/29/2028	1.125%	4,557,000	4,122,305
02/29/2028	4.000%	4,869,000	4,867,478
03/31/2028	1.250%	5,742,000	5,206,828
03/31/2028	3.625%	4,310,000	4,255,115
04/30/2028	1.250%	5,772,000	5,224,111

Columbia U.S. Treasury Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, July 31, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/30/2028	3.500%	3,965,000	3,897,161
05/15/2028	2.875%	4,690,000	4,504,965
05/31/2028	1.250%	3,936,000	3,555,623
05/31/2028	3.625%	4,621,000	4,562,154
06/30/2028	1.250%	3,788,000	3,415,119
06/30/2028	4.000%	4,182,000	4,184,614
07/31/2028	1.000%	4,289,000	3,820,226
07/31/2028	4.125%	4,418,000	4,441,816
08/15/2028	2.875%	3,741,000	3,586,976
08/31/2028	1.125%	3,215,000	2,872,402
08/31/2028	4.375%	3,046,000	3,091,928
09/30/2028	1.250%	3,822,000	3,426,065
09/30/2028	4.625%	3,696,000	3,787,534
10/31/2028	1.375%	4,283,000	3,852,692
10/31/2028	4.875%	3,637,000	3,765,432
11/15/2028	3.125%	4,662,000	4,507,207
11/15/2028	5.250%	993,000	1,043,115
11/30/2028	1.500%	3,632,000	3,279,299
11/30/2028	4.375%	3,578,000	3,637,820
12/31/2028	1.375%	3,442,000	3,084,892
12/31/2028	3.750%	3,652,000	3,622,327
01/31/2029	1.750%	4,713,000	4,288,094
01/31/2029	4.000%	4,546,000	4,555,944
02/15/2029	2.625%	4,030,000	3,808,035
02/15/2029	5.250%	277,000	292,148
02/28/2029	1.875%	2,281,000	2,084,086
02/28/2029	4.250%	4,156,000	4,211,197
03/31/2029	2.375%	3,484,000	3,250,463
03/31/2029	4.125%	4,142,000	4,174,359
04/30/2029	2.875%	2,537,000	2,419,466
04/30/2029	4.625%	5,653,000	5,819,940
05/15/2029	2.375%	2,862,000	2,666,803
05/31/2029	2.750%	2,466,000	2,336,920
05/31/2029	4.500%	6,665,000	6,832,146
06/30/2029	3.250%	2,223,000	2,154,226
07/31/2029	2.625%	2,027,000	1,906,805
08/15/2029	1.625%	2,941,000	2,634,263
08/31/2029	3.125%	3,601,000	3,466,244
09/30/2029	3.875%	3,557,000	3,545,051
10/31/2029	4.000%	3,648,000	3,657,120
11/15/2029	1.750%	3,419,000	3,068,820
11/30/2029	3.875%	3,759,000	3,746,372
12/31/2029	3.875%	3,715,000	3,701,359
01/31/2030	3.500%	1,918,000	1,875,145
02/15/2030	1.500%	3,398,000	2,985,727
02/28/2030	4.000%	1,970,000	1,974,771
03/31/2030	3.625%	3,203,000	3,149,200
04/30/2030	3.500%	3,531,000	3,448,794
05/15/2030	0.625%	6,043,000	5,010,969
05/15/2030	6.250%	687,000	766,971
05/31/2030	3.750%	3,529,000	3,490,677
06/30/2030	3.750%	3,427,000	3,389,785
07/31/2030	4.000%	2,157,000	2,161,718
08/15/2030	0.625%	8,164,000	6,716,166
08/31/2030	4.125%	2,937,000	2,962,699
09/30/2030	4.625%	2,996,000	3,103,669
10/31/2030	4.875%	2,677,000	2,811,268
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2030	0.875%	8,361,000	6,944,202
11/30/2030	4.375%	2,578,000	2,637,012
12/31/2030	3.750%	2,988,000	2,952,517
01/31/2031	4.000%	2,754,000	2,759,594
02/15/2031	1.125%	7,378,000	6,194,062
02/15/2031	5.375%	466,000	504,663
02/28/2031	4.250%	3,400,000	3,456,844
03/31/2031	4.125%	2,930,000	2,957,927
04/30/2031	4.625%	3,365,000	3,495,920
05/15/2031	1.625%	7,746,000	6,674,873
05/31/2031	4.625%	3,734,000	3,879,859
08/15/2031	1.250%	8,658,000	7,219,960
11/15/2031	1.375%	8,265,000	6,910,315
02/15/2032	1.875%	7,816,000	6,743,742
05/15/2032	2.875%	7,653,000	7,079,025
08/15/2032	2.750%	7,385,000	6,748,044
11/15/2032	4.125%	7,452,000	7,510,219
02/15/2033	3.500%	7,406,000	7,122,489
05/15/2033	3.375%	7,375,000	7,015,469
08/15/2033	3.875%	7,944,000	7,840,976
11/15/2033	4.500%	8,535,000	8,829,724
02/15/2034	4.000%	9,144,000	9,106,852
05/15/2034	4.375%	7,123,000	7,306,640
02/15/2036	4.500%	126,000	131,768
05/15/2037	5.000%	666,000	726,044
02/15/2038	4.375%	575,000	590,543
05/15/2038	4.500%	622,000	645,908
02/15/2039	3.500%	721,000	668,840
05/15/2039	4.250%	974,000	979,783
08/15/2039	4.500%	493,000	509,023
11/15/2039	4.375%	705,000	717,888
02/15/2040	4.625%	711,000	744,217
05/15/2040	1.125%	2,888,000	1,844,259
05/15/2040	4.375%	983,000	999,742
08/15/2040	1.125%	3,604,000	2,281,219
08/15/2040	3.875%	994,000	951,134
11/15/2040	1.375%	4,088,000	2,677,640
11/15/2040	4.250%	843,000	842,605
02/15/2041	1.875%	4,777,000	3,385,699
02/15/2041	4.750%	983,000	1,041,519
05/15/2041	2.250%	4,260,000	3,189,675
05/15/2041	4.375%	900,000	910,828
08/15/2041	1.750%	5,707,000	3,908,403
08/15/2041	3.750%	1,217,000	1,134,092
11/15/2041	2.000%	4,181,000	2,971,123
11/15/2041	3.125%	1,270,000	1,081,286
02/15/2042	2.375%	3,804,000	2,864,887
02/15/2042	3.125%	1,487,000	1,260,233
05/15/2042	3.000%	1,144,000	947,554
05/15/2042	3.250%	3,201,000	2,746,358
08/15/2042	2.750%	1,178,000	935,406
08/15/2042	3.375%	2,898,000	2,527,147
11/15/2042	2.750%	1,707,000	1,349,864
11/15/2042	4.000%	2,898,000	2,754,911
02/15/2043	3.125%	1,421,000	1,186,757
02/15/2043	3.875%	2,795,000	2,605,901
05/15/2043	2.875%	2,281,000	1,826,938
Columbia U.S. Treasury Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, July 31, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2043	3.875%	2,789,000	2,595,077
08/15/2043	3.625%	1,484,000	1,328,412
08/15/2043	4.375%	3,138,000	3,122,800
11/15/2043	3.750%	1,674,000	1,523,863
11/15/2043	4.750%	3,120,000	3,258,937
02/15/2044	3.625%	1,778,000	1,587,698
02/15/2044	4.500%	2,628,000	2,654,691
05/15/2044	3.375%	1,600,000	1,373,250
05/15/2044	4.625%	1,210,000	1,242,708
08/15/2044	3.125%	2,132,000	1,757,234
11/15/2044	3.000%	1,806,000	1,455,523
02/15/2045	2.500%	2,434,000	1,795,075
05/15/2045	3.000%	1,213,000	974,191
08/15/2045	2.875%	1,582,000	1,241,128
11/15/2045	3.000%	985,000	788,000
02/15/2046	2.500%	1,932,000	1,407,643
05/15/2046	2.500%	1,940,000	1,409,531
08/15/2046	2.250%	2,473,000	1,705,211
11/15/2046	2.875%	1,154,000	894,711
02/15/2047	3.000%	2,186,000	1,729,331
05/15/2047	3.000%	1,692,000	1,336,416
08/15/2047	2.750%	2,392,000	1,799,980
11/15/2047	2.750%	2,418,000	1,816,523
02/15/2048	3.000%	2,775,000	2,179,242
05/15/2048	3.125%	2,972,000	2,384,566
08/15/2048	3.000%	3,273,000	2,563,168
11/15/2048	3.375%	3,239,000	2,713,169
02/15/2049	3.000%	3,495,000	2,731,561
05/15/2049	2.875%	3,442,000	2,624,525
08/15/2049	2.250%	3,252,000	2,172,743
11/15/2049	2.375%	2,938,000	2,015,284
02/15/2050	2.000%	3,830,000	2,404,522
05/15/2050	1.250%	4,443,000	2,281,897
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2050	1.375%	4,652,000	2,462,653
11/15/2050	1.625%	4,883,000	2,764,999
02/15/2051	1.875%	5,508,000	3,326,316
05/15/2051	2.375%	5,024,000	3,417,105
08/15/2051	2.000%	5,567,000	3,453,280
11/15/2051	1.875%	4,992,000	2,995,980
02/15/2052	2.250%	4,716,000	3,107,402
05/15/2052	2.875%	4,509,000	3,414,158
08/15/2052	3.000%	4,283,000	3,328,694
11/15/2052	4.000%	4,248,000	3,995,775
02/15/2053	3.625%	4,216,000	3,703,492
05/15/2053	3.625%	4,259,000	3,742,596
08/15/2053	4.125%	4,707,000	4,526,810
11/15/2053	4.750%	4,899,000	5,229,682
02/15/2054	4.250%	5,105,000	5,021,246
05/15/2054	4.625%	3,486,000	3,651,040
Total U.S. Treasury Obligations (Cost $895,038,913)			862,444,686

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(a),(b)	1,006,620	1,006,418
Total Money Market Funds (Cost $1,006,330)		1,006,418
Total Investments in Securities (Cost: $896,045,243)		863,451,104
Other Assets & Liabilities, Net		6,562,532
Net Assets		870,013,636
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	5,676,757	31,075,696	(35,746,032)	(3)	1,006,418	459	32,237	1,006,620
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia U.S. Treasury Index Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT237_04_P01_(09/24)